Putnam
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

After a semiannual period marked by negative economic and market news, Putnam High Yield Trust closed its books with a modest loss. The management team will explain in the following pages the reasons for the loss and discuss expectations for the future.

The management team's discussion will provide you with a good understanding of what has been driving your fund's performance. As you read, you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

In the aftermath of Enron, many companies have undertaken serious efforts to reduce debt and increase their overall credit quality. In light of this climate of increased focus on company managements, balance sheets, and accounting practices, shareholders can take comfort in Putnam's extensive research capabilities, which should prove even more valuable now.

As noted on page 6 of the report, your fund reopened to new investors on March 19, and a newer, smaller high-yield fund will be merged into it later this spring. We know that Putnam Investments values its relationship with you and other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
April 11, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income High-Yield Team

A number of difficult issues conspired to create a volatile environment for high-yield bonds during the first six months of Putnam High Yield Trust's 2002 fiscal year. None, however, was more powerful than the events of September 11, 2001. While the high-yield market rebounded somewhat over the course of the six months ended February 28, 2002, it didn't recover enough to avoid negative returns resulting from the post-September 11 sell-off. Although your fund sustained a modest loss for the period, its results were ahead of the average for its Lipper category -- which indicates to us that our strategies have been effective in limiting losses throughout this turbulent period. See page 7 for more details.

Total return for 6 months ended 2/28/02

      Class A         Class B          Class M
    NAV     POP      NAV   CDSC      NAV     POP
-----------------------------------------------------------------------
   -1.41%  -6.05%  -1.79%  -6.43%   -1.57%  -4.74%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* ENVIRONMENT IMPROVED AS PERIOD ENDED

Over this semiannual period, the United States economy remained relatively weak -- and became even weaker in the wake of September 11. This resulted in a continued high default rate. Furthermore, the performance of high-yield bonds is more closely linked to the fate of the stock market than to changes in interest rates. Although the Federal Reserve Board aggressively cut interest rates in order to support growth -- typically a positive backdrop for bonds -- difficulties in the equity markets held back the high-yield market. Nevertheless, the high-yield market stabilized in October and in November came roaring back.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Basic materials            9.7%

Communication
services                   8.3%

Broadcasting               7.5%

Capital goods              7.5%

Gaming & lottery           7.4%

Footnote reads:
*Based on net assets as of 2/28/02. Holdings will vary over time.


Two countervailing forces played tug-of-war during the last three months of the period. On the one hand, signs emerged that default activity might be peaking. On the other hand, the demise of energy merchant Enron increased the capital markets' scrutiny of corporate accounting issues and the transparency of company operations. Firms with irregularities that raised concerns in this area were penalized with sharp declines in security prices.

* CONTRARIAN APPROACH HELPED PERFORMANCE AFTER SEPTEMBER 11

Our targeting of two types of bonds helped drive the portfolio's performance during the period. The first were bonds unduly punished by the market after September 11. At that time, prices on bonds in a number of industries reeled to very depressed levels, as investors feared that the economy would fall into a tailspin from which it would be difficult to recover. We stepped in and bought bonds selling at very compelling prices in a number of the affected industries, including broadcasting, lodging, gaming, airlines and aerospace, chemicals and paper and forest products. While all of these areas may not have yet fully recovered, the prices of many of these bonds have rebounded strongly. Among the bonds that helped performance was BE Aerospace, which makes products for airline interiors. Following September 11, these bonds fell due to concerns related to air travel and aircraft orders. After we added to the fund's position at low price levels, investors became more optimistic about a recovery in air travel and the company's ability to generate cash flow. The bonds' prices rose and we were able to sell off part of the fund's holdings at a profit.

We also focused attention on "fallen angels." These are bonds of companies that fell from the investment-grade universe into the high-yield realm, or corporations that maintained investment-grade status but were trading at high-yield levels. During the period, we took advantage of attractive price levels to add to existing positions in this sector of the market. Some of these companies have begun to recover, including chemicals firm Hercules, the holding companies of Delta and American Airlines, and paper and forest product manufacturer Georgia Pacific. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.


Fund Profile

Putnam High Yield Trust seeks high current income through a portfolio of high-yielding, lower-rated corporate bonds that are carefully researched and broadly diversified across different industry sectors. It has a secondary objective of capital growth when consistent with high current income. This fund is suitable for investors who can accept a higher level of risk in exchange for a potentially higher level of income than that available from higher-quality bonds.


Within a negative environment, the fund had its share of disappointing investments, including finance company Finova. These bonds were hurt because the company holds a number of loans related to aircraft and lodging. While these sectors have generally recovered more quickly than expected, the Finova bonds are still lower than pre-September 11 levels because it remains unclear what the long-term effects of the fall's events may be on the company's portfolio.

* FUND'S POSITIONING EXPLAINED COMPETITIVE PERFORMANCE RESULTS

While your fund's returns were ahead of those for other funds in its Lipper category, its performance lagged that of its benchmark, the Credit Suisse First Boston (CSFB) High Yield Index, over the period. We believe there are two primary reasons for this underperformance. Over this period, bonds in the upper tiers of the high-yield market posted the best performance, reflecting investors' widespread craving for quality in a period of economic weakness. Most mutual funds diversify their holdings across the different levels of credit quality available in the high-yield market in order to provide attractive yields, using their in-house research to identify lower-quality bonds whose yield advantages provide appropriate compensation for their added risk. Consequently, a high-yield mutual fund will typically have a lower overall credit quality than the CSFB High Yield Index and will lag the index during periods when higher-quality bonds are favored. However, in a stronger high-yield market, which we expect to develop this year, lower-quality tiers should outperform.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Capital goods

Echostar Broadband Corp.
sr. notes 10 3/8s, 2007
Broadcasting

PSF Holdings LLC
Class A
Agriculture

CSC Holdings, Inc.
Ser. M, $11.125 cum. pfd.
Cable television

Trump Castle Funding, Inc.
sub. notes 10 1/4s, 2003
Gaming & lottery

Micron Technology, Inc.
notes 6 1/2s, 2005
Technology

Xerox Corp.
144A sr. notes 9 3/4s, 2009
Technology

Adelphia Communications Corp.
sr. notes 10 1/4s, 2011
Cable television

York Power Funding
144A notes 12s, 2007 (Cayman Islands)
Utilities

Paxson Communications Corp.
13.25% cum. pfd.
Consumer cyclicals

Footnote reads:
These holdings represent 8.5% of the fund's net assets as of 2/28/02. Portfolio holdings will vary over time.


In addition, bonds issued by companies with a market capitalization of $300 million or smaller outperformed larger-cap companies during the six-month period. While your fund does invest in some of these smaller-cap bonds, it does not do so heavily because they are not very easily traded. The index, on the other hand, includes a higher percentage of smaller issues.

We attribute the fund's strong performance relative to others in its Lipper category to our smaller position in wireline telecommunications bonds. The telecom sector has struggled mightily in the recent past, with fixed-wireline providers especially hard-hit due to continuing problems with overcapacity and access to capital. In addition, after September 11, we increased the fund's weightings in cyclical industries such as chemicals, forest products, and aerospace. These industries have since rebounded substantially. Overall, we worked hard to maintain a diversified portfolio with a larger number of smaller-sized holdings, in order to minimize the impact of potential negative developments with any one position.

* TEAM HOLDS POSITIVE OUTLOOK

We remain positive about the prospects for the high-yield market for a number of reasons. First, it appears that we are reaching the peak in defaults and signs of an improvement in the economy have begun to emerge. High-yield bonds should benefit once clear signs of a recovery become apparent. Secondly, the yield curve -- a representation of the difference between short- and long-term interest rates -- is steep, with short-term yields at very low levels. This backdrop should help cash flows into the high-yield market, because it encourages bond investors to invest longer term in higher-yielding securities. In addition, the overall credit quality of new issues coming to market is higher than what we witnessed in the late 1990s and early 2000, when many companies of questionable credit quality came to market. These were the very firms that went out of business and contributed to the high default rate during the past two years. Finally, high-yield bonds remain attractively valued, especially when compared with alternative investments. In our opinion, all these factors should help bring about a more favorable environment for the fund in the second half of fiscal 2002.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.


PUTNAM HIGH YIELD TRUST REOPENING TO NEW INVESTORS, SET TO MERGE WITH PUTNAM HIGH YIELD TRUST II

Since your fund's closing at the start of 1997, the high-yield market has grown substantially. Because the average issue size is now larger and liquidity is higher than it has been in many years, larger funds are no longer at a disadvantage. Consequently, Putnam High Yield Trust was reopened to new investors on March 19, 2002.

Furthermore, after careful study and lengthy working sessions with Putnam Investment Management, your fund's Trustees have agreed to recommend the merger of Putnam High Yield Trust II into Putnam High Yield Trust. Because the two funds have the same objectives and are run by the same management team, this merger does not require shareholder approval. Furthermore, combining the funds should enable shareholders to benefit from reduced expenses and greater economies of scale. Additional information about the merger will be sent to you separately.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                     Class A         Class B         Class M
(inception dates)   (2/14/78)       (3/1/93)         (7/3/95)
                   NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          -1.41%  -6.05%  -1.79%  -6.43%  -1.57%  -4.74%
------------------------------------------------------------------------------
1 year            -2.87   -7.44   -3.60   -7.91   -3.17   -6.28
------------------------------------------------------------------------------
5 years            2.12   -2.71   -1.49   -2.67    0.86   -2.44
Annual average     0.42   -0.55   -0.30   -0.54    0.17   -0.49
------------------------------------------------------------------------------
10 years          73.26   65.04   60.91   60.91   68.94   63.44
Annual average     5.65    5.14    4.87    4.87    5.38    5.04
------------------------------------------------------------------------------
Annual average
(life of fund)     8.95    8.73    8.00    8.00    8.55    8.40
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/02

                       Credit Suisse First Boston     Consumer
                           High Yield Index*         price index
------------------------------------------------------------------------------
6 months                       -0.81%                  0.28%
------------------------------------------------------------------------------
1 year                         -0.98                   1.02
------------------------------------------------------------------------------
5 years                        14.56                  11.39
Annual average                  2.76                   2.18
------------------------------------------------------------------------------
10 years                       99.93                  28.43
Annual average                  7.17                   2.53
------------------------------------------------------------------------------
Annual average
(life of fund)                    --                   4.43
------------------------------------------------------------------------------

*This index began operations on 12/31/82.

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Performance for class B and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:

The average cumulative return for the 414 funds in the Lipper High Yield category over the 6 months ended 2/28/02 was -2.39%. Over the 1-, 5-, and 10-year periods ended 2/28/02, annualized returns for the category were -5.40%, 0.88%, and 5.86%, respectively.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/02

                          Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions
(number)                     6               6               6
------------------------------------------------------------------------------
Income                   $0.4620         $0.4330         $0.4500
------------------------------------------------------------------------------
Capital gains               --              --              --
------------------------------------------------------------------------------
  Total                  $0.4620         $0.4330         $0.4500
------------------------------------------------------------------------------
Share value:           NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
8/31/01               $8.10   $8.50       $8.07        $8.10   $8.37
------------------------------------------------------------------------------
2/28/02                7.52    7.90        7.49         7.52    7.77
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1                11.65%  11.09%      10.89%       11.33%  10.97%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2               10.23    9.74        9.45         9.97    9.64
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (2/14/78)       (3/1/93)        (3/19/02)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          6.95%   1.84%   6.44%   1.44%   6.66%   5.66%   6.78%   3.37%
------------------------------------------------------------------------------
1 year            1.24   -3.54    0.50   -3.99    0.48   -0.42    1.06   -2.28
------------------------------------------------------------------------------
5 years           7.73    2.61    3.95    2.71    3.73    3.73    6.54    3.08
Annual average    1.50    0.52    0.78    0.54    0.74    0.74    1.27    0.61
------------------------------------------------------------------------------
10 years         75.12   66.84   62.69   62.69   62.43   62.43   71.07   65.51
Annual average    5.76    5.25    4.99    4.99    4.97    4.97    5.52    5.17
------------------------------------------------------------------------------
Annual average
(life of fund)    9.03    8.81    8.08    8.08    8.21    8.21    8.62    8.48
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Class C shares, which became available 3/19/02, reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class C shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (84.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
$         2,780,000 Adams Outdoor Advertising bank term loan FRN,
                    Ser. B, 7.24s, 2008 (acquired 8/1/01,
                    cost $2,776,525) (RES)                                                            $   2,797,375
          4,798,493 Interact Operating Co. notes 14s, 2003 (PIK)                                                480
          1,000,000 Lamar Advertising Co. Structured Notes 9.84s, 2006
                    (Issued by COUNTS Trust, Series 2001-6)                                               1,020,000
          1,000,000 Lamar Advertising Co. Structured Notes 5 1/4s, 2006
                    (issued by COUNTS Trust, Series 2001-1)                                               1,010,000
            660,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         694,650
          2,493,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                         2,617,650
                                                                                                      -------------
                                                                                                          8,140,155

Automotive (2.5%)
-------------------------------------------------------------------------------------------------------------------
          3,819,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 3,895,380
          1,245,000 Aftermarket Technology Corp. sr. sub. notes Ser. D,
                    12s, 2004                                                                             1,273,013
          2,050,000 ArvinMeritor, Inc. notes 8 3/4s, 2012                                                 2,106,375
          2,532,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         2,228,160
          3,100,000 Collins & Aikman Products, Inc. 144A sr. notes
                    10 3/4s, 2011                                                                         2,914,000
          5,710,000 Dana Corp. notes 9s, 2011                                                             5,224,650
            950,000 Dana Corp. notes 7s, 2029                                                               688,750
          1,470,000 Dana Corp. notes 6 1/4s, 2004                                                         1,337,700
          1,010,000 Delco Remy International, Inc. company guaranty
                    11s, 2009                                                                               959,500
            270,000 Delco Remy International, Inc. company guaranty
                    10 5/8s, 2006                                                                           251,100
            510,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                   481,950
          7,035,000 Dura Operating Corp. company guaranty Ser. D,
                    9s, 2009                                                                              6,665,663
            190,000 Dura Operating Corp. sr. sub. notes Ser. B, 9s, 2009                                    151,167
          1,394,914 Exide Corp. bank term loan FRN, Ser. B, 9.389s, 2005
                    (acquired 11/7/01, cost $955,516) (RES)                                               1,020,031
          1,550,000 Exide Corp. sr. notes 10s, 2005                                                         364,250
          2,480,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                               347,200
            775,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               108,500
          1,290,000 Federal Mogul Corp. notes 7 3/8s, 2006 (In default) (NON)                               180,600
          3,433,000 Hayes Lemmerz International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007 (In default) (NON)                                                 171,650
          4,034,000 Hayes Lemmerz International, Inc. 144A sr. sub. notes
                    9 1/8s, 2007 (In default) (NON)                                                         201,700
          2,680,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       2,766,939
          1,840,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,900,646
          3,830,000 Lear Corp. Structured Notes 8.46s, 2006
                    (issued by STEERS Credit Linked Trust 2000)
                    (acquired 5/17/01, cost $3,830,000) (RES)                                             3,858,725
          2,410,000 Tenneco, Inc. company guaranty 11 5/8s, 2009                                          1,385,750
            830,000 Venture Holdings Trust 144A sr. notes Ser. B,
                    9 1/2s, 2005                                                                            697,200
                                                                                                      -------------
                                                                                                         41,180,599

Basic Materials (9.6%)
-------------------------------------------------------------------------------------------------------------------
          4,105,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                         4,187,100
          1,420,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                            1,498,100
            710,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            704,675
          4,010,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                 4,150,350
          6,677,734 Alabama River Newsprint bank term loan FRN
                    7 1/2s, 2005 (acquired various dates from 4/14/98
                    to 4/30/98, cost $5,995,462) (RES)                                                    6,277,070
          4,940,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                               4,693,000
          3,140,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    3,045,800
          4,430,000 Better Minerals & Aggregates Co. company guaranty
                    13s, 2009                                                                             4,119,900
          2,320,000 Centaur Mining & Exploration company guaranty
                    11s, 2007 (Australia) (In default) (NON)                                                116,000
          2,510,000 Compass Minerals Group, Inc. 144A sr. sub. notes
                    10s, 2011                                                                             2,635,500
          4,420,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005                                                                           928,200
            600,000 Doe Run Resources Corp. company guaranty Ser. B(a),
                    11 1/4s, 2005                                                                           168,000
          1,410,000 Doe Run Resources Corp. company guaranty FRN
                    Ser. B, 9.38s, 2003                                                                     239,700
          3,524,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                  810,520
          7,790,000 Equistar Chemicals LP/Equistar Funding Corp.
                    company guaranty 10 1/8s, 2008                                                        7,790,000
          1,270,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                    1,308,100
          3,850,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              3,773,000
            805,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  684,250
            780,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       827,775
            800,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                711,368
          2,860,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                              2,702,242
            720,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                680,767
          5,515,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         6,011,350
          1,276,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007
                    (In default) (NON)                                                                      267,960
            197,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007
                    (In default) (NON)                                                                       41,370
            513,000 Huntsman Corp. 144A sr. sub. notes FRN 5.231s, 2007
                    (In default) (NON)                                                                      102,600
          9,500,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                         8,170,000
            400,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                       92,000
            870,000 IMC Global, Inc. company guaranty Ser. B,
                    11 1/4s, 2011                                                                           946,308
          3,750,000 IMC Global, Inc. company guaranty Ser. B,
                    10 7/8s, 2008                                                                         4,057,763
          6,880,000 ISP Chemco, Inc. company guaranty Ser. B,
                    10 1/4s, 2011                                                                         7,224,000
          2,550,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                    2,677,500
            150,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                           113,250
          4,500,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003 (In default) (NON)                                                      1,035,000
          6,860,000 LTV Corp. company guaranty 11 3/4s, 2009
                    (In default) (NON)                                                                       34,300
          3,980,000 LTV Corp. company guaranty 8.2s, 2007 (In default) (NON)                                 14,925
          1,500,000 Lyondell Chemical Co. 144A sec. notes 9 1/2s, 2008                                    1,485,000
          3,140,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                 3,155,700
          4,350,000 Lyondell Petrochemical Co. sec. notes Ser. B,
                    9 7/8s, 2007                                                                          4,350,000
          5,210,000 Millenium America, Inc. company guaranty
                    9 1/4s, 2008                                                                          5,340,250
          2,220,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     777,000
             60,000 Norske Skog Canada, Ltd. 144A sr. notes 8 5/8s,
                    2011 (Canada)                                                                            60,900
          1,950,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                       2,047,500
          3,300,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                       3,399,000
          1,587,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                1,579,065
            500,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            536,250
          5,160,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    5,559,900
          5,234,348 PCI Chemicals Canada sec. sr. notes 10s,
                    2008 (Canada)                                                                         3,925,761
          1,426,818 Pioneer Americas Acquisition bank term loan 7 3/4s,
                    2006 (acquired 6/12/97, cost $1,426,818) (RES)                                          328,168
          2,409,639 Pioneer Canada bank term loan FRN 8 1/8s, 2006
                    (acquired 10/31/97, cost $2,402,388) (RES)                                              771,084
          1,744,782 Pioneer Companies, Inc. sec. FRN 5.409s, 2006                                         1,291,139
          1,670,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007
                    (In default) (NON)                                                                      467,600
          2,700,000 Potlatch Corp. company guaranty 10s, 2011                                             2,835,000
          5,950,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                   6,113,608
          5,310,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         5,509,125
          4,990,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                         5,314,350
          4,050,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           2,592,000
          7,140,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s,
                    2008 (In default) (NON)                                                                  35,700
          2,830,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006 (In default) (NON)                                                      2,362,500
            192,234 Stone Container Corp. bank term loan FRN Ser. G,
                    9 3/8s, 2006 (acquired 7/17/00, cost $192,234) (RES)                                    191,714
          4,550,000 Stone Container Corp. sr. notes 12.58s, 2016                                          4,788,875
            790,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                            855,175
          4,690,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         4,877,600
          1,255,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                         1,016,550
          3,790,000 United States Steel, LLC 144A company guaranty
                    10 3/4s, 2008                                                                         3,638,400
          2,400,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           1,176,000
            430,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005
                    (In default) (NON)                                                                       47,300
          2,885,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       57,700
          2,200,000 WHX Corp. sr. notes 10 1/2s, 2005                                                     1,166,000
                                                                                                      -------------
                                                                                                        160,491,657

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
            980,000 Constellation Brands, Inc. company guaranty
                    8 1/2s, 2009                                                                          1,014,300
          3,180,000 Constellation Brands, Inc. company guaranty Ser. B,
                    8s, 2008                                                                              3,291,300
                                                                                                      -------------
                                                                                                          4,305,600

Broadcasting (6.6%)
-------------------------------------------------------------------------------------------------------------------
          4,950,000 Acme Television company guaranty 10 7/8s, 2004                                        4,962,375
             30,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                             31,200
          1,840,000 Belo Corp. sr. unsub. notes 8s, 2008                                                  1,907,454
          2,921,000 Benedek Communications Corp. sr. disc. notes
                    13 1/4s, 2006 (In default) (NON)                                                      2,103,120
          2,070,000 British Sky Broadcasting PLC company guaranty
                    8.2s, 2009 (United Kingdom)                                                           2,125,062
          4,970,000 British Sky Broadcasting PLC company guaranty
                    6 7/8s, 2009 (United Kingdom)                                                         4,747,046
          2,060,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                               1,019,700
          3,310,000 Chancellor Media Corp. company guaranty 8s, 2008                                      3,475,500
          5,468,000 Diva Systems Corp. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                            861,210
         20,270,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                     21,283,500
          3,990,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                        4,029,900
          2,617,635 Emmis Communications Corp. bank term loan FRN
                    9.246s, 2009 (acquired various dates from 1/2/01
                    to 10/23/01, cost $2,564,489) (RES)                                                   2,628,938
            570,000 Emmis Communications Corp. company guaranty
                    Ser. B, 8 1/8s, 2009                                                                    581,400
          2,100,000 Emmis Communications Corp. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 3/15/06), 2011 (STP)                                  1,512,000
          4,325,279 Fox Family Worldwide, Inc. sr. disc. notes
                    stepped-coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                  4,714,554
          5,185,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     5,547,950
          2,860,000 Fox/Liberty Networks, LLC sr. disc. notes stepped-
                    coupon zero % (9 3/4s, 8/15/02), 2007 (STP)                                           2,917,200
          1,960,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      2,058,000
            480,000 Granite Broadcasting Corp. sr. sub. notes
                    10 3/8s, 2005                                                                           456,000
          1,460,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                1,328,600
          1,780,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                1,495,200
            345,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                  136,275
          2,480,000 LIN Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                      2,207,200
          2,190,000 LIN Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                      1,905,300
          3,100,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    3,115,500
            960,000 News America, Inc. sr. notes 6 5/8s, 2008                                               974,765
          5,150,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                            5,137,125
             45,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     35,550
          4,185,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                             3,264,300
          9,789,900 Quorum Broadcast Holdings, LLC notes
                    stepped-coupon zero % (15s, 5/15/06), 2009
                    (acquired 5/15/01, cost $3,890,178) (RES) (STP)                                       3,890,506
          1,379,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (9.8s, 2/15/03), 2008 (STP)                                                      303,380
          3,839,000 Sinclair Broadcast Group, Inc. company guaranty
                    9s, 2007                                                                              3,934,975
            980,000 Sinclair Broadcast Group, Inc. sr. sub. notes
                    8 3/4s, 2007                                                                          1,014,300
          1,690,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes
                    8 3/4s, 2011                                                                          1,774,500
          3,570,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                2,606,100
          8,230,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                   8,250,575
            810,000 Young Broadcasting, Inc. company guaranty Ser. B,
                    8 3/4s, 2007                                                                            793,800
                                                                                                      -------------
                                                                                                        109,130,060

Building Materials (0.9%)
-------------------------------------------------------------------------------------------------------------------
          3,156,000 American Standard Companies, Inc. company
                    guaranty 7 3/8s, 2005                                                                 3,266,460
          1,460,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                         1,401,600
          1,700,000 Building Materials Corp. company guaranty 8s, 2008                                    1,266,500
          3,300,000 Dayton Superior Corp. company guaranty 13s, 2009                                      3,382,500
          4,460,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010
                    (In default) (NON)                                                                      936,600
          1,110,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                          1,082,250
          2,840,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                           2,896,800
            250,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                        256,875
                                                                                                      -------------
                                                                                                         14,489,585

Cable Television (4.7%)
-------------------------------------------------------------------------------------------------------------------
          9,830,000 Adelphia Communications Corp. sr. notes
                    10 1/4s, 2011                                                                        10,051,175
            400,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    368,000
          8,815,000 Adelphia Communications Corp. sr. notes Ser. B,
                    9 7/8s, 2007                                                                          8,815,000
          1,490,000 Adelphia Communications Corp. sr. notes Ser. B,
                    8 3/8s, 2008                                                                          1,400,600
          2,210,000 Adelphia Communications Corp. sr. notes Ser. B,
                    7 3/4s, 2009                                                                          2,033,200
          3,000,000 Adelphia Communications Corp. Structured Notes
                    10.9s, 2006 (issued by STEERS Credit Linked
                    Trust 2001)                                                                           2,925,000
            338,956 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003
                    (Australia) (In default) (NON) (PIK)                                                         31
            773,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     749,810
          1,600,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                   1,504,000
          5,000,000 Charter Communications Holdings, LLC bank term
                    loan FRN Ser. B, 7 1/2s, 2008 (acquired 10/22/01,
                    cost $4,887,500) (RES)                                                                4,845,835
          7,920,000 Charter Communications Holdings, LLC sr. notes
                    11 1/8s, 2011                                                                         8,038,800
          2,130,000 Charter Communications Holdings, LLC sr. notes
                    10 3/4s, 2009                                                                         2,098,050
          8,040,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. disc. notes stepped-coupon zero %
                    (11 3/4s, 5/15/06), 2011 (STP)                                                        4,663,200
          3,260,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. disc. notes stepped-coupon zero %
                    (13 1/2s, 1/15/06), 2011 (STP)                                                        2,053,800
            290,000 Charter Communications Holdings, LLC/Capital Corp.
                    sr. notes 10s, 2009                                                                     279,850
          3,300,000 Charter Communications Holdings, LLC/Capital Corp.
                    144A sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 1/15/07), 2012 (STP)                                                        1,798,500
            410,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                           426,400
          5,705,000 Diamond Cable Communications PLC sr. disc. notes
                    10 3/4s, 2007 (United Kingdom)                                                        1,911,175
          1,985,000 Diamond Cable Communications PLC sr. disc. notes
                    13 7/8s 2005 (United Kingdom)                                                           655,050
          3,050,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                  1,830,000
          3,430,000 Insight Midwest LP/Insight Capital, Inc. sr. notes
                    10 1/2s, 2010                                                                         3,635,800
          3,950,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                            1,505,938
          6,995,000 NTL Communications Corp. sr. notes Ser. B,
                    11 7/8s, 2010                                                                         2,500,713
          8,010,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                         2,893,613
          3,060,000 NTL Communications Corp. sr. notes stepped-coupon
                    Ser. B, zero % (12 3/8s, 10/1/03), 2008 (STP)                                           994,500
          1,170,000 NTL, Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                  421,200
            150,000 ONO Finance PLC sr. notes 14s, 2011
                    (United Kingdom)                                                                         81,750
          2,540,000 ONO Finance PLC sr. notes 13s, 2009
                    (United Kingdom)                                                                      1,346,200
            930,000 Rogers Cablesystems, Ltd. debs. 10 1/8s,
                    2012 (Canada)                                                                           976,500
            720,000 Rogers Cablesystems, Ltd. notes 11s,
                    2015 (Canada)                                                                           806,400
          3,710,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s,
                    2007 (Canada)                                                                         3,524,500
          7,850,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                          157,000
            270,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        143,775
            230,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        125,350
          1,780,000 TeleWest Communications PLC Structured Notes
                    10 7/8s, 2005 (issued by DLJ International Capital)
                    (United Kingdom)                                                                      1,010,862
          4,369,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009
                    (Netherlands)                                                                           480,590
         10,695,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                    1,176,450
          2,040,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                      224,400
                                                                                                      -------------
                                                                                                         78,453,017

Capital Goods (7.2%)
-------------------------------------------------------------------------------------------------------------------
          4,455,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      4,499,550
         20,990,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                            21,357,325
          5,710,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                          5,610,075
            860,000 Allied Waste Industries, Inc. 144A sr. notes
                    8 1/2s, 2008                                                                            879,350
            900,000 Applied Extrusion Technologies, Inc. company guaranty
                    Ser. B, 10 3/4s, 2011                                                                   942,750
          2,960,000 Argo-Tech Corp. company guaranty Ser. D,
                    8 5/8s, 2007                                                                          2,604,800
          6,030,000 Argo-Tech Corp. 144A company guaranty
                    8 5/8s, 2007                                                                          5,306,400
          1,285,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        1,137,225
          6,170,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    5,244,500
          7,760,000 Blount, Inc. company guaranty 13s, 2009                                               3,666,600
          1,024,000 Browning-Ferris deb. 7.4s, 2035                                                         768,000
            230,000 Case Corp. notes 7 1/4s, 2016                                                           170,200
          6,430,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                     5,915,600
          3,630,672 Flowserve Corp. bank term loan FRN 9.463s, 2006
                    (acquired various dates from 7/27/00 to 12/01/00,
                    cost $3,632,860) (RES)                                                                3,638,046
          3,304,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        3,700,480
         14,881,996 Grove Investors, LLC notes 14 1/2s, 2010 (PIK)                                           74,410
          7,540,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                     1,055,600
          2,410,000 Jackson Products, Inc. company guaranty Ser. B,
                    9 1/2s, 2005                                                                          1,205,000
            260,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 150,800
          2,380,000 L-3 Communications Corp. company guaranty Ser. B,
                    8s, 2008                                                                              2,463,300
          1,600,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,664,000
            840,000 L-3 Communications Corp. sr. sub. notes Ser. B,
                    10 3/8s, 2007                                                                           898,800
          1,920,000 L-3 Communications Corp. 144A Structured Notes
                    (Issued by Credit and Repackaged Securities
                    8 1/2s, 2006 (Cayman Islands)                                                         2,023,200
          1,000,000 L-3 Communications Corp. Structured Notes 8.82s,
                    2009 (Issued by COUNTS Trust, Series 2001-5)                                          1,025,000
          2,100,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           2,142,000
          6,115,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                5,809,250
          4,500,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                     4,567,500
            360,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                   295,200
          2,288,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                            2,139,280
          2,310,000 Pliant Corp. company guaranty 13s, 2010                                               2,425,500
          3,465,000 Roller Bearing Company of America company
                    guaranty Ser. B, 9 5/8s, 2007                                                         3,049,200
          1,860,000 Sequa Corp. sr. notes 9s, 2009                                                        1,822,800
          5,950,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                            5,741,750
          5,200,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               5,330,000
          1,940,000 Terex Corp. company guaranty 8 7/8s, 2008                                             1,940,000
            970,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                    1,033,050
          1,870,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                 1,084,600
          5,790,000 Waste Management, Inc. sr. notes 6 1/2s, 2008                                         5,673,995
                                                                                                      -------------
                                                                                                        119,055,136

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
          5,430,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                5,538,600

Communication Services (7.2%)
-------------------------------------------------------------------------------------------------------------------
          5,540,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)
                    (In default) (NON)                                                                       55,400
            970,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          523,800
          3,050,000 Alamosa Delaware, Inc. company guaranty
                    13 5/8s, 2011                                                                         2,287,500
            580,000 Alamosa Delaware, Inc. company guaranty
                    12 1/2s, 2011                                                                           452,400
          1,670,000 Alamosa PCS Holdings, Inc. company guaranty
                    stepped-coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                    718,100
          5,270,000 American Cellular Corp. company guaranty
                    9 1/2s, 2009                                                                          4,110,600
          5,660,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           3,735,600
          3,430,000 American Tower, Inc. Structured Notes 12.58s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                           2,538,200
            660,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008
                    (In default) (NON)                                                                        4,455
            350,000 Arch Communications, Inc. sr. notes 13s, 2007
                    (In default) (NON)                                                                        1,750
          2,735,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s,
                    2010 (Bermuda)                                                                          683,750
          4,640,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      556,800
          1,250,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  312,500
          2,935,000 Celcaribe SA sr. notes 13 1/2s, 2004 (Colombia)                                       1,761,000
          3,940,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010
                    (In default) (NON)                                                                       78,800
          2,130,000 Crown Castle International Corp. sr. disc. notes
                    stepped-coupon zero % (10 3/8s, 5/15/04), 2011 (STP)                                    958,500
          2,240,000 Crown Castle International Corp. sr. notes
                    10 3/4s, 2011                                                                         1,738,800
          4,900,000 Crown Castle International Corp. sr. notes
                    9 3/8s, 2011                                                                          3,577,000
             50,000 Dobson Communications Corp. sr. notes
                    10 7/8s, 2010                                                                            45,000
          1,550,000 Dobson/Sygnet Communications, Inc. sr. notes
                    12 1/4s, 2008                                                                         1,410,500
          3,465,000 Econophone, Inc. company guaranty 13 1/2s, 2007
                    (In default) (NON)                                                                        8,663
          3,205,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      16,025
          1,320,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s,
                    2010 (Bermuda)                                                                          184,800
          2,340,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        468,000
            670,000 Global Crossing Holdings, Ltd. company guaranty
                    9 5/8s, 2008 (Bermuda) (In default) (NON)                                                10,050
          1,050,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/2s, 2009 (Bermuda) (In default) (NON)                                                23,625
          6,660,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/8s, 2006 (Bermuda) (In default) (NON)                                                99,900
          1,500,000 Global Crossing, Inc. Structured Notes 9.843s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                              52,500
          9,470,000 Horizon PCS, Inc. company guaranty stepped-coupon
                    zero % (14s, 10/1/05), 2010 (STP)                                                     2,841,000
            440,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                          316,800
            650,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes
                    Ser. B, zero %, 2003                                                                     13,000
          5,910,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                               118,200
          3,150,000 Intermedia Communications, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (12 1/4s, 3/1/04),
                    2009 (STP)                                                                            2,551,500
          5,490,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            2,360,700
          3,670,000 IWO Holdings, Inc. company guaranty 14s, 2011                                         2,752,500
          6,570,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                    328,500
          4,850,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         2,570,500
          2,486,000 Level 3 Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (10 1/2s, 12/1/03), 2008 (STP)                                            559,350
          2,945,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   2,297,100
          7,070,000 McCaw International, Ltd. sr. disc. notes stepped-
                    coupon zero % (13s, 4/15/02), 2007 (STP)                                                530,250
            410,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 3/1/02), 2007 (STP)                                                     92,250
            480,000 McLeodUSA, Inc. sr. notes 8 3/8s, 2008                                                  112,800
          1,260,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                              12,600
            700,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                           5,250
          1,380,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                           13,800
          5,205,000 Metromedia Fiber Network, Inc. sr. notes Ser. B,
                    10s, 2008                                                                             1,301,250
          4,280,000 Microcell Telecommunications sr. disc. notes Ser. B,
                    14s, 2006 (Canada)                                                                    2,889,000
          2,809,000 Millicom International Cellular SA sr. disc. notes
                    13 1/2s, 2006 (Luxembourg)                                                            1,573,040
          8,230,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       5,596,400
          9,155,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    5,676,100
          3,800,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    2,422,500
          2,400,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,416,000
          1,410,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               831,900
          1,880,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                    1,250,200
          3,520,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   598,400
          5,910,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005
                    (In default) (NON)                                                                    1,182,000
          5,595,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                          5,874,750
            790,000 Qwest Capital Funding, Inc. company guaranty
                    7 3/4s, 2031                                                                            688,659
          1,230,000 Rhythms Netconnections, Inc. sr. notes Ser. B,
                    14s, 2010 (In default) (NON)                                                             73,800
          1,190,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                1,142,400
          2,055,000 RSL Communications PLC company guaranty 12s,
                    2008 (United Kingdom) (In default) (NON)                                                 69,356
            155,000 RSL Communications PLC company guaranty 9 1/8s,
                    2008 (United Kingdom) (In default) (NON)                                                  5,231
          6,010,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                       202,838
          4,806,443 Rural Cellular Corp. bank term loan FRN 8.989s, 2008
                    (acquired various dates from 3/20/00 to 4/23/01,
                    cost $4,746,475)                                                                      4,337,815
            160,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                128,000
          4,360,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                      2,267,200
          5,145,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-
                    coupon zero % (11 1/8s, 4/15/04), 2009 (STP)                                          1,080,450
          5,665,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                  1,133,000
          9,290,000 Startec Global Communications Corp. sr. notes 12s,
                    2008 (In default) (NON)                                                                 185,800
          1,340,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                     241,200
          4,000,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     4,520,000
          1,290,000 Telecorp PCS, Inc. company guaranty stepped-coupon
                    zero % (11 5/8s, 4/15/04), 2009 (STP)                                                 1,135,200
          2,040,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                      1,295,400
          6,250,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                       7,062,500
            780,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                          733,200
          3,610,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                        3,285,100
          1,720,000 TSI Telecommunication Services, Inc. 144A sr. sub.
                    notes 12 3/4s, 2009                                                                   1,685,600
          9,550,000 UbiquiTel Operating Co. company guaranty stepped-
                    coupon zero % (14s, 4/15/05), 2010 (STP)                                              4,679,500
          4,260,000 US UnWired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                         2,385,600
          3,340,000 US West Capital Funding, Inc. company guaranty
                    6 7/8s, 2028                                                                          2,707,103
          1,625,000 USA Mobile Communications, Inc. sr. notes 14s,
                    2004 (In default) (NON)                                                                 357,500
          1,115,000 USA Mobile Communications, Inc. sr. notes 9 1/2s,
                    2004 (In default) (NON)                                                                  44,600
          2,380,000 Versatel Telecom B.V. sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                      690,200
          1,850,000 Versatel Telecom NV Structured Notes 15.065s, 2005
                    (issued by CRAVE Trust 2000) (Netherlands)                                              407,000
         23,725,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                           59,313
             94,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                     235
          2,431,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    2,779,192
          3,660,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                      9,150
          1,100,000 Williams Communications Group, Inc. sr. notes
                    11.7s, 2008                                                                             154,000
            900,000 Williams Communications Group, Inc. sr. notes
                    10.7s, 2007                                                                             112,500
         18,883,000 WinStar Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (14 3/4s, 4/15/05), 2010
                    (In default) (NON) (STP)                                                                  1,888
          1,348,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                          135
            840,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                           84
          5,100,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008
                    (In default) (NON)                                                                       51,000
                                                                                                      -------------
                                                                                                        120,213,407

Conglomerates (0.2%)
-------------------------------------------------------------------------------------------------------------------
          3,790,000 Tyco International Group SA company guaranty
                    6 3/8s, 2006 (Luxembourg)                                                             3,452,955

Consumer (0.8%)
-------------------------------------------------------------------------------------------------------------------
          6,051,450 Derby Cycle Corp. (The) sr. notes 10s, 2008
                    (In default) (NON)                                                                    1,149,775
          4,030,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008
                    (In default) (NON)                                                                      356,385
          5,650,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            6,299,750
          8,390,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          5,684,225
                                                                                                      -------------
                                                                                                         13,490,135

Consumer Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,940,000 Armkel, LLC/Armkel Finance sr. sub. notes
                    9 1/2s, 2009                                                                          2,046,700
          1,505,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                         1,211,525
            750,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 607,500
          7,120,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007
                    (In default) (NON)                                                                      979,000
          1,845,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                        1,798,875
          2,820,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                  2,989,200
          2,050,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                               143,500
          1,000,000 Revlon Consumer Products sr. notes 9s, 2006                                             625,000
          1,240,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         768,800
          2,235,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    927,525
                                                                                                      -------------
                                                                                                         12,097,625

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,510,000 United Rentals (North America), Inc. company
                    guaranty Ser. B, 10 3/4s, 2008                                                        1,642,125

Energy (4.5%)
-------------------------------------------------------------------------------------------------------------------
          3,900,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             3,978,000
          2,930,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                       2,959,300
            130,000 BRL Universal Equipment 144A sec. notes
                    8 7/8s, 2008                                                                            131,300
          1,840,000 Chesapeake Energy Corp. company guaranty
                    8 3/8s, 2008                                                                          1,826,200
          5,910,000 Chesapeake Energy Corp. company guaranty
                    8 1/8s, 2011                                                                          5,629,275
          1,610,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                 1,591,888
          2,320,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                           2,366,400
          1,620,000 El Paso Energy Partners L.P. company guaranty Ser. B,
                    8 1/2s, 2011                                                                          1,656,450
          1,460,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                       1,554,900
          2,420,000 Forest Oil Corp. sr. notes 8s, 2008                                                   2,456,300
          1,480,000 Forest Oil Corp. 144A sr. notes 8s, 2011                                              1,494,800
            510,000 Grant Prideco, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                            508,725
          1,710,000 Key Energy Services, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                          1,748,321
          3,430,000 Leviathan Gas Corp. company guaranty Ser. B,
                    10 3/8s, 2009                                                                         3,648,663
          3,350,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       3,283,000
          2,235,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                  2,089,725
          4,028,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                          4,289,941
          2,740,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                           2,808,500
          2,430,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                          2,423,925
            600,000 PDVSA Finance, Ltd. bonds 7.4s, 2016
                    (Cayman Islands)                                                                        450,000
          1,120,000 Pemex Master Trust 144A bonds 8 5/8s, 2022                                            1,159,200
          3,780,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          4,120,200
          1,890,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                1,956,150
            330,000 Pride International, Inc. sr. notes 10s, 2009                                           356,400
          3,920,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 4,057,200
          1,660,000 Seven Seas Petroleum, Inc. sr. notes Ser. B,
                    12 1/2s, 2005                                                                           979,400
          1,860,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          1,943,830
          1,310,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                      1,316,550
          1,650,000 Stone Energy Corp. 144A sr. sub. notes 8 1/4s, 2011                                   1,658,250
          6,760,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                   6,793,800
            600,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                     519,000
          1,760,000 Westport Resources Corp. 144A sr. sub. notes
                    8 1/4s, 2011                                                                          1,764,400
          1,495,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                          1,562,275
                                                                                                      -------------
                                                                                                         75,082,268

Entertainment (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,430,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                   2,296,350
          2,752,810 Carmike Cinemas, Inc. bank term loan FRN Ser. B,
                    6.69s, 2005 (acquired various dates 8/7/00
                    to 9/6/00, cost $2,123,034) (RES)                                                     2,631,686
          4,150,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                3,973,625
          8,520,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            8,796,900
          2,490,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                  2,539,800
            700,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  714,000
          3,280,000 Six Flags, Inc. 144A sr. notes 8 7/8s, 2010                                           3,280,000
                                                                                                      -------------
                                                                                                         24,232,361

Financial (3.5%)
-------------------------------------------------------------------------------------------------------------------
          6,580,000 Advanta Corp. 144A company guaranty Ser. B,
                    8.99s, 2026                                                                           3,684,800
            182,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004
                    (In default) (NON)                                                                       45,500
          5,208,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005
                    (In default) (NON)                                                                    1,302,000
            910,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   923,650
          3,740,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                 3,429,980
            420,000 Comdisco, Inc. notes 6 3/8s, 2049 (In default) (NON)                                    341,250
          1,040,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                     829,400
            550,000 Comdisco, Inc. notes Ser. MTN, 6.62s, 2002
                    (In default) (NON) (RES)                                                                444,125
          1,160,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      359,600
          2,208,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  2,208,000
          1,860,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                 1,069,500
            595,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                  651,400
         10,453,000 Finova Group, Inc. notes 7 1/2s, 2009                                                 3,658,550
            900,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              910,863
          1,650,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                       1,559,250
            870,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  873,715
          1,240,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010
                    (South Korea)                                                                         1,426,000
          1,460,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                   146,000
          1,860,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                          1,878,600
          2,840,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 795,200
            830,000 North Fork Capital Trust I company guaranty
                    8.7s, 2026                                                                              808,013
          2,535,000 Ocwen Capital Trust I company guaranty
                    10 7/8s, 2027                                                                         1,951,950
          1,495,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                1,450,150
            260,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               254,800
          3,115,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                    11s, 2006                                                                             2,632,175
            720,000 Peoples Heritage Capital Trust company guaranty
                    Ser. B, 9.06s, 2027                                                                     676,008
            530,000 Port Arthur Finance Corp. company guaranty
                    12 1/2s, 2009                                                                           561,800
          2,375,000 Provident Capital Trust company guaranty 8.6s, 2026                                   2,137,904
          6,570,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       6,602,850
          1,730,000 RFS Partnership LP 144A sr. notes 9 3/4s, 2012                                        1,768,925
          2,380,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                           1,675,782
            600,000 Riggs Capital Trust 144A company guaranty
                    8 7/8s, 2027                                                                            425,286
          3,970,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       4,367,000
          4,030,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                   4,135,361
          1,225,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                        1,125,849
          1,520,000 Willis Corroon Corp. 144A company guaranty
                    9s, 2009                                                                              1,580,800
                                                                                                      -------------
                                                                                                         58,692,036

Food (1.6%)
-------------------------------------------------------------------------------------------------------------------
          5,620,000 Archibald Candy Corp. company guaranty 10 1/4s,
                    2004 (In default) (NON)                                                               2,866,200
          1,371,930 Aurora Foods, Inc. bank term loan FRN Ser. B2,
                    8.489s, 2010 (acquired 3/13/00, cost $1,248,456) (RES)                                1,356,839
          1,940,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,910,900
          5,090,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D,
                    9 7/8s, 2007                                                                          5,013,650
          1,030,000 Del Monte Corp. company guaranty Ser. B,
                    9 1/4s, 2011                                                                          1,081,500
          1,790,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                         1,503,600
          4,155,000 Eagle Family Foods company guaranty Ser. B,
                    8 3/4s, 2008                                                                          3,282,450
          3,070,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                      3,346,300
          6,360,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  2,226,000
          8,910,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                1,782,000
          1,200,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                     1,230,000
          7,005,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B,
                    10 1/4s, 2009 (In default) (NON)                                                      1,506,075
                                                                                                      -------------
                                                                                                         27,105,514

Gaming & Lottery (7.4%)
-------------------------------------------------------------------------------------------------------------------
          2,250,000 Aladdin Gaming Holdings, LLC sr. disc. notes
                    stepped-coupon Ser. B, zero %
                    (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                                        118,125
          1,850,000 Ameristar Casinos, Inc. company guaranty
                    10 3/4s, 2009                                                                         2,048,875
          3,430,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                      3,807,300
          3,260,000 Autotote Corp. company guaranty Ser. B,
                    12 1/2s, 2010                                                                         3,553,400
          3,112,100 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                      1,089,235
          2,960,000 Harrah's Operating Co., Inc. company guaranty
                    8s, 2011                                                                              3,127,925
          1,580,000 Harrah's Operating Co., Inc. company guaranty
                    7 1/8s, 2007                                                                          1,603,700
          3,010,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                  3,145,450
          4,640,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                         5,127,200
            400,000 Hollywood Park, Inc. company guaranty Ser. B,
                    9 1/4s, 2007                                                                            355,000
          4,330,000 Horseshoe Gaming Holdings company guaranty
                    8 5/8s, 2009                                                                          4,492,375
          4,700,000 International Game Technology sr. notes 8 3/8s, 2009                                  5,099,500
            300,000 International Game Technology sr. notes 7 7/8s, 2004                                    313,875
            780,000 Isle of Capri Casinos, Inc. company guaranty
                    8 3/4s, 2009                                                                            779,025
          6,990,000 Majestic Investor Holdings/Majestic Investor Capital
                    Corp. 144A company guaranty 11.653s, 2007                                             6,675,450
            370,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                            397,750
          5,150,000 Mandalay Resort Group sr. sub. notes Ser. B,
                    10 1/4s, 2007                                                                         5,529,813
          1,090,000 Mandalay Resort Group 144A sr. sub. notes
                    9 3/8s, 2010                                                                          1,144,500
            350,000 MGM Mirage, Inc. coll. sr. notes 6 7/8s, 2008                                           336,382
          4,940,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        5,194,608
          2,780,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                        2,873,825
          1,860,000 Mikohn Gaming Corp. company guaranty Ser. B,
                    11 7/8s, 2008                                                                         1,860,000
          1,380,000 Mohegan Tribal Gaming Authority sr. notes
                    8 1/8s, 2006                                                                          1,421,400
          3,775,000 Mohegan Tribal Gaming Authority sr. sub. notes
                    8 3/4s, 2009                                                                          3,888,250
          1,320,000 Mohegan Tribal Gaming Authority sr. sub. notes
                    8 3/8s, 2011                                                                          1,356,300
          3,280,000 Mohegan Tribal Gaming Authority 144A sr. sub. notes
                    8s, 2012                                                                              3,280,000
          3,650,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                 3,577,220
          4,940,000 Park Place Entertainment Corp. sr. sub. notes
                    8 7/8s, 2008                                                                          5,156,125
            110,000 Park Place Entertainment Corp. sr. sub. notes
                    8 1/8s, 2011                                                                            111,238
          3,305,355 Penn National Gaming Inc. bank term loan FRN Ser. B,
                    10.7s, 2006 (acquired 8/7/00, cost $3,305,355) (RES)                                  3,315,271
          1,205,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                         1,319,475
          1,690,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                1,668,875
          7,520,000 Pennisula Gaming LLC company guaranty
                    12 1/4s, 2006                                                                         7,520,000
          2,050,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          2,050,000
          2,320,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          2,395,400
          1,830,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                     1,942,088
            980,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                1,020,425
          2,160,000 Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                     1,466,100
          2,620,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                               1,978,100
          2,500,000 Trump Castle Funding, Inc. sr. sub. notes 10 1/4s, 2003                               2,531,250
         12,665,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                  12,823,313
          3,720,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  3,840,900
          1,550,000 Wheeling Island Gaming, Inc. 144A sr. notes
                    10 1/8s, 2009                                                                         1,596,500
                                                                                                      -------------
                                                                                                        122,931,543

Health Care (5.2%)
-------------------------------------------------------------------------------------------------------------------
          3,900,000 ALARIS Medical Systems, Inc. sec. notes Ser. B,
                    11 5/8s, 2006                                                                         4,270,500
          1,785,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                          1,718,063
            390,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 8/1/03), 2008 (STP)                                                    257,400
          3,589,200 Alderwoods Group, Inc. company guaranty
                    12 1/4s, 2009                                                                         3,660,984
             14,900 Alderwoods Group, Inc. company guaranty
                    12 1/4s, 2004                                                                            15,943
             75,200 Alderwoods Group, Inc. company guaranty 11s, 2007                                        75,952
          1,370,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                   1,445,350
          2,660,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                        2,793,000
          2,130,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                      2,130,000
          1,895,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       2,084,500
          2,871,000 Clarent Hospital Corp. sr. notes 11 1/2s, 2005                                        2,871,000
          1,000,000 Conventry Health Care, Inc. 144A sr. notes
                    8 1/8s, 2012                                                                          1,025,000
            176,600 Genesis Health Ventures, Inc. sec. notes FRN
                    6.881s, 2007                                                                            174,834
          2,480,000 Hanger Orthopedic Group, Inc. 144A sr. notes
                    10 3/8s, 2009                                                                         2,554,400
          4,345,000 HCA, Inc. deb. 7.19s, 2015                                                            4,312,413
            735,000 HCA, Inc. med. term notes 7.69s, 2025                                                   742,350
            680,000 HCA, Inc. med. term notes 6.63s, 2045                                                   684,223
          2,910,000 HCA, Inc. notes 8 3/4s, 2010                                                          3,273,750
          2,370,000 HCA, Inc. notes 8.36s, 2024                                                           2,464,800
            240,000 HCA, Inc. notes 7s, 2007                                                                249,000
          1,000,000 HCA, Inc. sr. notes 7 7/8s, 2011                                                      1,060,000
          4,100,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        4,448,500
          1,980,000 Insight Health Services Corp. 144A sr. sub. notes
                    9 7/8s, 2011                                                                          2,039,400
          5,770,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                             577
          4,370,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                             437
          3,890,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          3,987,250
          7,500,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                6,225,000
          1,150,000 Magellan Health Services, Inc. 144A sr. notes
                    9 3/8s, 2007                                                                          1,138,500
          4,999,429 Mariner Post-Acute Network, Inc. bank term loan FRN
                    Ser. B, 7.486s, 2005 (acquired various dates 6/21/01
                    to 6/26/01, cost $3,412,111) (RES)                                                    2,744,687
         17,240,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                         172,400
          4,000,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (NON) (STP)                                                            20,000
          7,090,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                70,900
          7,440,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                               744
          3,100,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007
                    (In default) (NON)                                                                          310
          1,310,000 Service Corp. International debs. 7 7/8s, 2013                                        1,159,350
            760,000 Service Corp. International notes 7.7s, 2009                                            699,200
          5,400,000 Service Corp. International notes 6s, 2005                                            4,819,500
          3,480,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                         3,801,900
         11,605,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                           1,161
          1,750,000 Sun Healthcare Group, Inc. 144A sr. sub. notes
                    9 3/8s, 2008 (In default) (NON)                                                             175
          3,201,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 3,419,532
          3,020,000 Triad Hospitals Holdings company guaranty Ser. B,
                    11s, 2009                                                                             3,397,500
            997,273 Triad Hospitals, Inc. bank term loan Ser. B, 7.36s, 2008
                    (acquired 4/23/01, cost $1,007,245) (RES)                                             1,007,107
          6,330,000 Triad Hospitals, Inc. company guaranty Ser. B,
                    8 3/4s, 2009                                                                          6,749,363
          2,650,000 Vanguard Health Systems, Inc. company guaranty
                    9 3/4s, 2011                                                                          2,782,500
                                                                                                      -------------
                                                                                                         86,549,455

Homebuilding (1.9%)
-------------------------------------------------------------------------------------------------------------------
          2,680,000 Beazer Homes USA, Inc. company guaranty
                    8 5/8s, 2011                                                                          2,760,400
            400,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             403,000
          3,060,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                              3,029,400
          4,660,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                             4,916,300
          2,180,000 K. Hovnanian Enterprises, Inc. company guaranty
                    10 1/2s, 2007                                                                         2,299,900
          4,690,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   4,854,150
            640,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       702,400
          3,050,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   3,050,000
            470,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            478,225
          4,350,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             4,611,000
          1,375,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         1,399,063
          1,485,000 Toll Corp. company guaranty 8 1/8s, 2009                                              1,499,850
          1,470,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                1,484,700
                                                                                                      -------------
                                                                                                         31,488,388

Household Furniture and Appliances (0.5%)
-------------------------------------------------------------------------------------------------------------------
          9,729,659 Sealy Mattress Co. 144A sr. notes 12s, 2008                                           7,686,431

Lodging/Tourism (1.9%)
-------------------------------------------------------------------------------------------------------------------
          1,994,000 Felcor Lodging LP company guaranty 8 1/2s, 2011 (R)                                   1,994,000
          4,603,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   4,810,135
          1,770,000 Felcor Lodging LP 144A company guaranty
                    9 1/2s, 2008 (R)                                                                      1,849,650
          6,930,000 HMH Properties, Inc. company guaranty Ser. B,
                    7 7/8s, 2008                                                                          6,687,450
          5,735,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                    5,720,663
            980,000 Host Marriott L.P. company guaranty Ser. G,
                    9 1/4s, 2007                                                                          1,006,950
          3,505,000 ITT Corp. notes 6 3/4s, 2005                                                          3,501,039
            750,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                     742,500
            900,000 Meristar Hospitality Corp. company guaranty 9s, 2008                                    894,375
          3,480,000 MeriStar Hospitality Operating Partnership/MeriStar
                    Hospitality Finance Corp. 144A sr. notes 10 1/2s,
                    2009 (R)                                                                              3,636,600
                                                                                                      -------------
                                                                                                         30,843,362

Publishing (2.0%)
-------------------------------------------------------------------------------------------------------------------
          8,760,000 Affinity Group Holdings sr. notes 11s, 2007                                           8,322,000
          2,110,000 Garden State Newspapers, Inc. sr. sub. notes
                    8 5/8s, 2011                                                                          2,088,900
          1,960,000 Hollinger International Publishing, Inc. company
                    guaranty 9 1/4s, 2007                                                                 2,009,000
          5,660,000 Hollinger Participation Trust 144A sr. notes 12 1/8s,
                    2010 (Canada) (PIK)                                                                   5,094,000
          2,510,000 Key3media Group, Inc. company guaranty
                    11 1/4s, 2011                                                                         2,259,000
          2,450,000 Perry-Judd company guaranty 10 5/8s, 2007                                             2,192,750
          4,290,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          3,689,400
          1,280,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                          1,049,600
          3,475,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  3,092,750
          2,080,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                        1,352,000
          1,790,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                 1,915,300
                                                                                                      -------------
                                                                                                         33,064,700

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
          3,140,000 Sbarro, Inc. company guaranty 11s, 2009                                               3,171,400
          4,810,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                5,218,850
          1,450,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,471,750
          1,500,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                 1,537,500
                                                                                                      -------------
                                                                                                         11,399,500

Retail (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,330,000 Amazon.com, Inc. sr. sub. notes stepped-coupon
                    zero % (10s, 5/1/03), 2008 (STP)                                                      1,840,700
          4,120,000 Autonation, Inc. company guaranty 9s, 2008                                            4,315,700
          2,645,000 Fleming Companies, Inc. company guaranty
                    10 1/8s, 2008                                                                         2,678,063
          1,200,000 Fleming Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2004                                                                         1,182,000
             80,000 Fleming Companies, Inc. 144A sr. sub. notes
                    10 5/8s, 2007                                                                            77,200
          1,380,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                   1,380,000
            190,000 Iron Age Holdings Corp. sr. disc. notes stepped-
                    coupon zero % (12 1/8s, 5/1/03), 2009 (STP)                                              17,100
          1,600,000 K mart Corp. med. term notes 9s, 2020                                                   656,000
          2,000,000 K mart Corp. med. term notes 8.96s, 2019                                                820,000
            285,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              267,900
          2,950,000 Petco Animal Supplies, Inc. 144A sr. sub. notes
                    10 3/4s, 2011                                                                         3,104,875
            160,000 Rite Aid Corp. notes 7 1/8s, 2007                                                        89,600
          9,225,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              8,671,500
            670,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               628,835
            430,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  413,806
          1,270,000 Tommy Hilfiger USA, Inc. company guaranty
                    6 1/2s, 2003                                                                          1,254,125
                                                                                                      -------------
                                                                                                         27,397,404

Specialty Printing (0.3%)
-------------------------------------------------------------------------------------------------------------------
          6,427,631 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                         5,142,105

Technology (2.8%)
-------------------------------------------------------------------------------------------------------------------
          2,300,000 Amkor Technologies, Inc. Structured Note 12.58s,
                    2005 (issued by STEERS Credit Linked Trust 2000)                                      2,081,500
         16,245,000 Cybernet Internet Services International, Inc. 144A
                    sr. disc. notes stepped-coupon zero %
                    (13s, 8/15/04), 2009 (Denmark) (STP)                                                    162,450
          6,145,000 Equinix, Inc. sr. notes 13s, 2007                                                     1,920,313
          1,980,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009
                    (In default) (NON)                                                                      430,650
            440,000 Exodus Communications, Inc. 144A sr. notes
                    11 1/4s, 2008 (In default) (NON)                                                         94,600
          2,200,000 Fairchild Semiconductor International, Inc. company
                    guaranty 10 3/8s, 2007                                                                2,329,250
              5,000 Fairchild Semiconductor International, Inc. sr. sub. notes
                    10 1/8s, 2007                                                                             5,225
         14,390,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                      1,007,300
          4,200,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 630,000
          8,440,000 Intira Corp. bonds zero %, 2010 (acquired 1/31/00,
                    cost $4,497,760) (RES)                                                                      844
          4,771,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                     5,045,333
            760,000 Iron Mountain, Inc. company guaranty 8 1/8s,
                    2008 (Canada)                                                                           769,500
            340,000 Lucent Technologies, Inc. deb. 6 1/2s, 2028                                             210,800
          7,780,000 Lucent Technologies, Inc. deb. 6.45s, 2029                                            4,862,500
         12,000,000 Micron Technology, Inc. cv. 6 1/2s, 2005                                             10,920,000
            950,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                  87,875
          4,780,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                     430,200
          5,950,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                             550,375
          1,760,000 SCG Holding & Semiconductor Corp. company
                    guaranty 12s, 2009                                                                      932,800
            730,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                          822,163
          2,560,000 Telecommunications Techniques, Inc. company
                    guaranty 9 3/4s, 2008                                                                   512,000
          4,960,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005
                    (In default) (NON) (STP)                                                                     50
          1,224,037 Telex Communications Group, Inc. sr. sub. notes
                    zero %, 2006                                                                            673,220
          2,136,612 United Defense Industries, Inc. bank term loan FRN
                    6.82s, 2009 (acquired 8/13/01, cost $2,134,475) (RES)                                 2,141,953
            800,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         152,000
         11,550,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                              10,221,750
            190,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                 165,300
                                                                                                      -------------
                                                                                                         47,159,951

Textiles (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,570,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008
                    (In default) (NON)                                                                      257,000
          3,310,000 GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (11 3/8s, 9/15/04), 2009 (STP)                                                          165,500
            842,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          168,400
          4,370,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            4,348,150
          2,580,000 The William Carter Holdings Co. company guaranty
                    Ser. B, 10 7/8s, 2011                                                                 2,709,000
          6,270,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        2,069,100
                                                                                                      -------------
                                                                                                          9,717,150

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          3,900,000 North Atlantic Trading Co. company guaranty Ser. B,
                    11s, 2004                                                                             3,627,000

Transportation (2.3%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                       169,000
          7,600,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    5,223,759
          1,950,000 American Airlines, Inc. bonds Ser. 01-2, Class B,
                    8.608s, 2011                                                                          2,054,696
            960,000 American Airlines, Inc. 144A pass-through certificates
                    Ser. 01-2, Class A-2, 7.858s, 2011                                                    1,018,838
             68,968 Aran Shipping & Trading SA notes 8.3s, 2004 (Greece)                                     34,484
          4,430,000 Calair, LLC/Calair Capital Corp. company guaranty
                    8 1/8s, 2008                                                                          3,942,700
          1,530,000 Continental Airlines, Inc. pass-through certificates
                    Ser. D, 7.568s, 2006                                                                  1,285,200
          1,860,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1,
                    Class C, 7.779s, 2005                                                                 1,876,256
          4,190,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                          4,504,250
          2,420,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004
                    (In default) (NON)                                                                      242,000
          2,760,000 Motor Coach Industries bank term loan FRN Ser. B,
                    8.89s, 2006 (acquired various dates from 6/13/01
                    to 9/6/01, cost $2,241,464) (RES)                                                     2,277,000
          1,930,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                          1,997,550
          3,310,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               3,161,050
            360,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                   334,800
          3,150,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                          2,835,000
          4,380,000 RailAmerica Transportation company guaranty
                    12 7/8s, 2010                                                                         4,818,000
            830,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                          556,100
          1,010,000 Travel Centers of America, Inc. company guaranty
                    12 3/4s, 2009                                                                         1,085,750
          2,720,000 US Air, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                         1,686,400
                                                                                                      -------------
                                                                                                         39,102,833

Utilities (4.2%)
-------------------------------------------------------------------------------------------------------------------
          1,370,000 AES Corp. (The) notes 8 3/4s, 2008                                                      904,200
          7,760,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                5,121,600
            110,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   71,500
          1,420,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                          1,065,000
            950,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            712,500
          9,330,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                 6,624,300
          2,210,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 1,745,900
            710,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    498,775
          5,480,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  3,836,000
          1,535,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                  1,089,850
            155,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                    106,175
          7,350,000 CMS Energy Corp. pass-through certificates 7s, 2005                                   7,095,249
            640,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   646,400
          1,510,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                               1,504,051
          1,830,000 Edison Mission Energy sr. notes 10s, 2008                                             1,811,700
            410,000 Midland Funding II debs. Ser. A, 11 3/4s, 2005                                          434,711
          6,750,000 Midland Funding II deb. Ser. B, 13 1/4s, 2006                                         7,625,340
          4,290,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                   4,440,150
          2,783,916 Northeast Utilities notes Ser. A, 8.58s, 2006                                         2,973,279
          2,245,974 Northeast Utilities notes Ser. B, 8.38s, 2005                                         2,382,530
          1,840,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005
                    (In default) (NON)                                                                    2,005,600
          4,780,000 Southern California Edison Co. notes 8.95s, 2003                                      4,899,500
          4,220,000 Tiverton/Rumford Power Associates, LP 144A
                    pass-through certificates 9s, 2018                                                    2,996,200
         10,822,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands) (In default) (NON)                                                   9,956,240
                                                                                                     --------------
                                                                                                         70,546,750
                                                                                                     --------------
                    Total Corporate Bonds and Notes
                    (cost $1,836,866,002)                                                            $1,403,449,407

PREFERRED STOCKS (5.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Basic Materials (0.1%)
-------------------------------------------------------------------------------------------------------------------
             73,465 Avecia Group PLC $4.00 pfd. (United Kingdom) (PIK)                               $    1,836,625

Broadcasting (0.3%)
-------------------------------------------------------------------------------------------------------------------
            392,000 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                3,920
            876,252 Diva Systems Corp. 144A Ser. D, zero % pfd.                                               8,763
              8,138 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                     4,109,690
                  3 Pegasus Satellite Ser. B, $12.75 cum. pfd. (PIK)                                          1,800
                                                                                                      -------------
                                                                                                          4,124,173

Cable Television (1.0%)
-------------------------------------------------------------------------------------------------------------------
            165,507 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                   17,047,221

Capital Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
            129,800 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        5,451,600
             15,184 Decrane Aircraft Holdings Co. $16.00 pfd. (PIK)                                       1,518,383
                                                                                                      -------------
                                                                                                          6,969,983

Communication Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
                 86 Dobson Communications Corp. 13.00% pfd.                                                  74,820
              5,287 Dobson Communications Corp. 12.25% pfd. (PIK)                                         4,599,768
              7,522 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             7,145,900
              1,656 Nextel Communications, Inc. Ser. D,
                    13.00% cum. pfd. (PIK)                                                                  579,600
              3,834 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                  958,500
              6,707 Rural Cellular Corp. 12.25% pfd. (PIK)                                                3,353,325
                                                                                                     --------------
                                                                                                         16,711,913

Consumer Cyclicals (0.5%)
-------------------------------------------------------------------------------------------------------------------
              1,056 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    9,081,600

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
            183,138 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                     1,831

Financial (1.4%)
-------------------------------------------------------------------------------------------------------------------
            328,000 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  8,367,280
            157,417 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   8,972,769
             15,565 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               412,473
          1,385,000 CSBI Capital Trust I 144A company guaranty Ser. A,
                    11.75% pfd.                                                                           1,544,275
              8,890 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                          102,235
              3,620 First Republic Capital Corp. 144A 10.50% pfd.                                         3,620,000
                                                                                                     --------------
                                                                                                         23,019,032

Food (0.2%)
-------------------------------------------------------------------------------------------------------------------
            134,700 Doane Pet Care Co. $7.125 pfd.                                                        4,041,000

Publishing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             33,800 PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                1,588,600

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
             60,216 North Atlantic Trading Co. zero % pfd. (PIK)                                            963,456
                                                                                                     --------------
                    Total Preferred Stocks (cost $107,515,669)                                       $   85,385,434

COMMON STOCKS (2.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             11,046 Alderwoods Group, Inc. (NON)                                                     $      145,255
              3,000 AmeriKing, Inc. (NON)                                                                        30
            154,172 Aurora Foods, Inc. (NON)                                                                647,522
              6,570 Axia Holding, Inc. 144A (NON) (PIK)                                                      78,840
          1,663,636 Capstar Broadcasting 144A (NON)                                                       3,826,363
         18,959,049 Contifinancial Corp. Liquidating Trust units (NON)                                      995,350
             79,548 Covad Communications Group, Inc. 144A (NON)                                             125,288
              8,890 Delta Funding Residual Exchange Co., LLC (NON)                                        1,942,465
              8,890 Delta Funding Residual Management, Inc. (NON)                                                89
            120,240 Doskocil Manufacturing Company, Inc. (NON)                                              360,720
             96,272 Fitzgerald Gaming Corp. (NON)                                                               963
            503,390 Focal Communications Corp. (NON)                                                        110,746
             31,073 Genesis Health Ventures, Inc. (NON)                                                     484,117
            136,632 Intira Corp. (NON)                                                                           14
             26,776 MPower Holdings Corp. 144A (NON)                                                          1,205
          7,832,000 Paracelsus Healthcare Corp. (NON)                                                           783
            338,488 Pioneer Cos., Inc. (NON)                                                                634,665
              8,407 Premium Holdings (L.P.) 144A                                                            134,513
             11,857 PSF Holdings LLC Class A (AFF)                                                       18,971,328
                862 Quorum Broadcast Holdings, Inc. Class E
                    (acquired 5/15/01, cost $859,173) (RES)                                                 861,560
              1,091 RCN Corp. (NON)                                                                           1,429
             77,309 Regal Cinemas, Inc. (NON)                                                             8,503,990
              5,084 RSL Communications, Ltd. Class A (NON)                                                       36
            423,323 Safety Components International, Inc. (NON) (AFF)                                     3,704,076
            236,025 Specialty Foods Acquisition Corp. (NON)                                                   2,360
             20,000 Wayland Investment Fund II
                    (acquired 2/2/01, cost $2,000,000) (RES)                                              2,000,000
                                                                                                     --------------
                    Total Common Stocks (cost $92,741,891)                                           $   43,533,707

FOREIGN GOVERNMENT BONDS AND NOTES (2.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           968,921 Argentina (Republic of) bonds 2.89s, 2018
                    (In default) (NON)                                                               $      233,510
          1,450,000 Brazil (Federal Republic of) notes 11s, 2012                                          1,330,375
          4,070,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                   3,333,330
          1,290,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,244,850
          1,080,000 Ecuador (Republic of) bonds stepped-coupon
                    Ser. REGS, 5s (6s, 2/15/03), 2030 (STP)                                                 555,120
            912,000 Peru (Republic of) 144A notes 9 1/8s, 2012                                              902,880
          1,920,000 Philippines (Republic of) notes 10 5/8s, 2025                                         2,009,280
          2,015,000 Russia (Federation of) bonds 12 3/4s, 2028                                            2,387,775
          3,175,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            3,036,888
         11,145,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         7,372,418
            555,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                562,770
            395,000 Turkey (Republic of) notes 11 1/2s, 2012                                                395,988
          1,670,000 United Mexican States bonds 11 3/8s, 2016                                             2,156,805
          1,765,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      1,813,538
          1,150,000 United Mexican States notes 7 1/2s, 2012                                              1,170,125
          3,360,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      3,877,440
            495,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              327,938
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes
                    (cost $28,493,683)                                                               $   32,711,030

CONVERTIBLE BONDS AND NOTES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,840,000 Adelphia Communications Corp. cv. sub. notes
                    6s, 2006                                                                         $    1,527,200
          2,080,000 American Tower Corp. cv. notes 5s, 2010                                               1,041,664
          1,020,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                  1,009,494
          1,110,000 Echostar Communications Corp. 144A cv. sub. notes
                    5 3/4s, 2008                                                                            964,313
            415,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    267,675
          3,870,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                1,944,675
            740,000 Telewest Finance 144A cv. company guaranty 6s, 2005
                    (United Kingdom)                                                                        355,200
          6,055,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                      2,906,400
          5,050,000 Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                     4,997,985
                                                                                                     --------------
                    Total Convertible Bonds and Notes
                    (cost $17,141,121)                                                               $   15,014,606

BRADY BONDS (0.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         9,020,078 Brazil (Federal Republic of) bonds 8s, 2014                                      $    7,328,814
          1,435,000 Brazil (Federal Republic of) govt. guaranty FRB
                    3 1/4s, 2012                                                                          1,053,864
          3,224,200 Bulgaria (Government of) debs. FRB Ser. PDI,
                    2.813s, 2011                                                                          2,831,815
          2,428,535 Venezuela (Republic of) debs. FRB Ser. DL,
                    2 7/8s, 2007                                                                          1,879,200
                                                                                                     --------------
                    Total Brady Bonds (cost $12,818,761)                                             $   13,093,693

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            392,251 Earthwatch, Inc. 144A Ser. C, 8.50% cv. pfd. (PIK)                               $        3,923
                265 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                       29,150
             15,600 Global Crossing, Ltd. 144A 7.00% cum. cv. pfd.
                    (Bermuda) (In default) (NON)                                                             21,450
              2,888 Hercules Trust II units cum. cv. pfd. 6 1/2s                                          1,501,760
             14,200 Interact Systems, Inc. 144A 14.00% cv. pfd.
                    (In default) (NON)                                                                          142
             47,500 LTV Corp. (The) 144A $4.125 cv. pfd. (In default) (NON)                                 130,625
                548 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                 4,658,000
             52,956 Penisula Gaming Partners 144A $7.14 cv. pfd.                                            317,734
             34,970 PSINet, Inc. 144A $3.50 cv. pfd.                                                         17,485
             58,081 Telex Communications, Inc. zero % cv. pfd.
                    (In default) (NON)                                                                       58,081
                811 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                             203
             11,976 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd.
                    (In default) (NON) (PIK)                                                                  5,988
                                                                                                     --------------
                    Total Convertible Preferred Stocks
                    (cost $16,879,406)                                                               $    6,744,541

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
              6,820 Bestel SA de C.V. (Mexico)                                            5/15/05    $      545,600
              6,120 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08               612
            130,000 CGA Group, Ltd. 144A                                                  2/11/07             1,300
              3,940 Colo.com, Inc. 144A                                                   3/15/10                39
                400 Cybernet Internet Services
                    International, Inc. 144A                                              7/1/09                  4
              5,350 Dayton Superior Corp.                                                 6/15/09            53,500
              2,640 Decrane Aircraft Holdings Co.                                         9/30/08                 3
                  1 Decrane Aircraft Holdings Co. Class B                                 6/30/10                 1
             94,234 Delta Financial Corp.                                                 12/21/10                9
              8,400 Destia Communications 144A                                            7/15/07                84
              8,465 Diva Systems Corp.                                                    5/15/06                85
             19,674 Diva Systems Corp. 144A                                               3/1/08                197
             13,483 Genesis Health Ventures, Inc.                                         10/1/02            21,572
              6,135 Globalstar Telecommunications                                         2/15/04                61
              5,550 Horizon PCS, Inc.                                                     10/1/10            55,500
            251,394 ICG Communications, Inc.                                              10/15/05            2,514
            111,116 Imperial Credit Industries, Inc.                                      8/1/08                111
              7,540 Insilco Holding Co.                                                   8/15/08           301,600
             14,200 Interact Systems, Inc.                                                8/1/03                 14
             14,200 Interact Systems, Inc. 144A                                           12/15/09              142
            821,373 Intira Corp. Class B                                                  9/29/10                82
              5,490 iPCS, Inc. 144A                                                       7/15/10            54,900
             15,030 Iridium World Com 144A                                                7/15/05                 2
              3,150 IWO Holdings, Inc.                                                    1/15/11            31,500
              5,650 Jostens, Inc.                                                         5/1/10             56,500
             25,970 KMC Telecommunications
                    Holdings, Inc. 144A                                                   4/15/08               260
             25,920 Knology Holdings, Inc.                                                10/22/07              648
              2,937 Leap Wireless International, Inc. 144A                                4/15/10            88,110
             41,270 McCaw International, Ltd.                                             4/15/07               413
              7,440 Mediq, Inc. 144A                                                      6/1/09                 74
              3,900 Metronet Communications 144A                                          8/15/07             1,950
              1,860 Mikohn Gaming Corp. 144A                                              8/15/08             9,300
                150 ONO Finance PLC 144A
                    (United Kingdom)                                                      2/15/11               750
             12,550 Orion Network Systems                                                 1/15/07               314
             72,220 Pagemart, Inc. 144A                                                   12/31/03              722
             12,480 Paxson Communications Corp. 144A                                      6/30/03            56,160
              2,310 Pliant Corp. 144A                                                     6/1/10              4,620
             11,495 Raintree Resort 144A                                                  12/1/04               115
              6,640 Startec Global Communications Corp.                                   5/15/08                66
              6,375 Sterling Chemicals Holdings                                           8/15/08             3,825
              4,960 Telehub Communications Corp. 144A                                     7/31/05                 5
              2,291 Telex Communications Group, Inc.                                      3/30/07                23
              3,030 Travel Centers of America, Inc. 144A                                  5/1/09                 30
              9,550 Ubiquitel, Inc. 144A                                                  4/15/10           267,400
             38,235 UIH Australia/Pacific, Inc. 144A                                      5/15/06               382
             90,586 United Artists Theatre                                                3/2/08            724,688
             99,620 USN Communications Inc.                                               8/15/04                40
              8,820 Veraldo Holdings, Inc. 144A                                           4/15/08                88
                170 Versatel Telecom NV (Netherlands)                                     5/15/08                85
              4,190 WAM!NET, Inc.                                                         3/1/05                 42
              6,270 XM Satellite Radio Holdings, Inc. 144A                                3/15/10             6,270
             50,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            81,250
             50,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            31,250
                                                                                                     --------------
                    Total Warrants (cost $24,105,343)                                                $    2,404,812

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
         21,510,000 Australis Media, Ltd. units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                               $        2,151
          2,845,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   853,500
             60,536 XCL, Ltd. 144A units cv. cum. pfd. zero %
                    (In default) (NON) (PIK)                                                                 30,268
                                                                                                     --------------
                    Total Units (cost $29,878,105)                                                   $      885,919

SHORT-TERM INVESTMENTS (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           451,625 Short-term investments held as collateral for loaned securities with yields ranging from 1.74% to 1.95%
                    and due dates ranging from March 1, 2002 to
                    March 28, 2002 (d)                                                               $      451,305
            125,000 US Treasury Bills zero %, June 13, 2002 (SEG)                                           124,408
         11,751,000 Interest in $1,000,000,000 joint tri-party repurchase agreement dated February 28, 2002 with
                    S.B.C Warburg Securities, Inc. due March 1, 2002
                    with respect to various U.S. Government
                    obligations -- maturity value of $11,751,620
                    for an effective yield of 1.90%                                                      11,751,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $12,326,713)                                  $   12,326,713
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,178,766,694) (b)                                      $1,615,549,862
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,664,810,423.

  (b) The aggregate identified cost on a tax basis is $2,187,124,363, resulting in gross unrealized appreciation and depreciation of $54,964,304 and $626,538,805, respectively, or net unrealized depreciation of $571,574,501.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2002 was $48,584,439 or 2.9% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2002.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at February 28, 2002 which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Futures Contracts Outstanding at February 28, 2002
                                  Aggregate Face  Expiration    Unrealized
                    Total Value        Value        Date       Depreciation
------------------------------------------------------------------------------
US Treasury Bonds
(Long)               $5,556,938      $5,575,635    Jun-02        $(18,697)
------------------------------------------------------------------------------
Swap Contracts Outstanding at February 28, 2002
                              Notional      Termination         Unrealized
                               Amount          Date            Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services,
Inc. dated
October 27, 2000
to receive
semi-annually the
notional amount
multiplied by
6.74% and pay
quarterly the
notional amount
multiplied by
three month USD
LIBOR.                    $44,500,000      October-05          $1,575,418

Agreement with
Merrill Lynch
Capital Services,
Inc. dated May 5,
2000 to receive
semi-annually the
notional amount
multiplied by
11.3025% and pay
quarterly the
notional amount
multiplied by
three month LIBOR
adjusted by a
specified spread.           1,500,000      April-05                34,527
-------------------------------------------------------------------------
                                                               $1,609,945
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $413,417 of securities on
loan (identified cost $2,178,766,694) (Note 1)                               $1,615,549,862
-------------------------------------------------------------------------------------------
Cash                                                                                161,068
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        44,066,147
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              660,782
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   22,150,033
-------------------------------------------------------------------------------------------
Receivable for open swap contracts                                                1,609,945
-------------------------------------------------------------------------------------------
Total assets                                                                  1,684,197,837

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                21,938
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 12,245,539
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,738,675
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,557,638
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          286,684
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       170,766
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,296
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              770,395
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  451,305
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              140,178
-------------------------------------------------------------------------------------------
Total liabilities                                                                19,387,414
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,664,810,423

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,189,183,834
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (24,987,026)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions (Note 1)                                         (937,896,679)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                               (561,489,706)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,664,810,423

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,412,794,678 divided by 187,965,356 shares)                                        $7.52
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.52)*                                $7.90
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($229,907,849 divided by 30,699,126 shares)**                                         $7.49
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,557,738 divided by 1,004,847 shares)                                              $7.52
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.52)*                                $7.77
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($14,550,158 divided by 1,938,923 shares)                                             $7.50
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                      $ 101,910,666
-------------------------------------------------------------------------------------------
Dividends                                                                         5,912,593
-------------------------------------------------------------------------------------------
Securities lending                                                                    2,381
-------------------------------------------------------------------------------------------
Total investment income                                                         107,825,640

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,180,483
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      756,437
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    14,022
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,168
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,825,224
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,241,184
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                19,798
-------------------------------------------------------------------------------------------
Other                                                                               498,575
-------------------------------------------------------------------------------------------
Total expenses                                                                    9,548,891
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (95,502)
-------------------------------------------------------------------------------------------
Net expenses                                                                      9,453,389
-------------------------------------------------------------------------------------------
Net investment income                                                            98,372,251
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (141,110,489)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      29,208
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (11,014)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the period                                  13,468
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments,
futures and swap contracts during the period                                     12,452,978
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (128,625,849)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $ (30,253,598)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                 $98,372,251     $232,674,172
--------------------------------------------------------------------------------------------------
Net realized loss on investments
and foreign currency transactions                                    (141,092,295)    (261,495,943)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                       12,466,446      (61,854,829)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (30,253,598)     (90,676,600)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (88,250,050)    (197,293,441)
--------------------------------------------------------------------------------------------------
   Class B                                                            (14,169,398)     (33,812,946)
--------------------------------------------------------------------------------------------------
   Class M                                                               (466,593)      (1,039,171)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (847,796)      (1,679,379)
--------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                                     --       (4,326,147)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (741,432)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (22,786)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --          (36,825)
--------------------------------------------------------------------------------------------------
  From return of  capital
   Class A                                                                     --       (6,681,938)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,145,177)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (35,195)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --          (56,877)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (83,305,648)    (211,630,693)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (217,293,083)    (549,178,607)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,882,103,506    2,431,282,113
--------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income
of $24,987,026 and $19,625,440, respectively)                      $1,664,810,423   $1,882,103,506
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.10        $9.47       $10.46       $11.47       $12.89       $12.11
------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------
Net investment income                    .44(c)       .97(c)      1.05(c)      1.11(c)      1.22(c)      1.20
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.56)       (1.31)        (.95)        (.93)       (1.35)         .72
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.12)        (.34)         .10          .18         (.13)        1.92
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.46)        (.98)       (1.05)       (1.11)       (1.28)       (1.14)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.04)        (.02)        (.01)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.06)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.46)       (1.03)       (1.09)       (1.19)       (1.29)       (1.14)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.52        $8.10        $9.47       $10.46       $11.47       $12.89
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.41)*      (3.49)         .93         1.76        (1.75)       16.60
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,412,795   $1,584,421   $2,022,516   $2,488,892   $2,821,513   $3,259,440
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .50*         .99          .96          .93          .95          .96
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.71*       11.40        10.45        10.23         9.39         9.54
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 28.36*       77.43        60.55        50.65        69.23       130.77
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.07        $9.44       $10.42       $11.43       $12.84       $12.07
------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------
Net investment income                    .41(c)       .91(c)       .98(c)      1.04(c)      1.12(c)      1.10
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.56)       (1.31)        (.94)        (.95)       (1.34)         .72
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.15)        (.40)         .04          .09         (.22)        1.82
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.43)        (.92)        (.98)       (1.03)       (1.18)       (1.05)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.04)        (.02)        (.01)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.05)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.43)        (.97)       (1.02)       (1.10)       (1.19)       (1.05)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.49        $8.07        $9.44       $10.42       $11.43       $12.84
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.79)*      (4.23)         .27          .99        (2.42)       15.71
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $229,908     $274,501     $381,093     $669,009   $1,007,028   $1,226,880
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .87*        1.74         1.71         1.68         1.70         1.71
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.33*       10.67         9.72         9.53         8.64         8.79
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 28.36*       77.43        60.55        50.65        69.23       130.77
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                       Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.10        $9.47       $10.45       $11.47       $12.88       $12.10
------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------
Net investment income                    .43(c)       .95(c)      1.03(c)      1.09(c)      1.19(c)      1.16
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.56)       (1.31)        (.94)        (.95)       (1.34)         .73
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.13)        (.36)         .09          .14         (.15)        1.89
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.45)        (.96)       (1.03)       (1.08)       (1.25)       (1.11)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.04)        (.02)        (.01)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.06)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.45)       (1.01)       (1.07)       (1.16)       (1.26)       (1.11)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.52        $8.10        $9.47       $10.45       $11.47       $12.88
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.57)*      (3.76)         .78         1.42        (1.94)       16.33
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $7,558       $8,601      $11,005      $15,264      $19,256      $24,382
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .62*        1.24         1.21         1.18         1.20         1.21
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.59*       11.15        10.21        10.00         9.10         9.29
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 28.36*       77.43        60.55        50.65        69.23       130.77
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                              For the period
Per-share                           February 28                           Dec. 31, 1998+
operating performance               (Unaudited)    Year ended August 31   to August 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.09        $9.47       $10.46       $10.83
----------------------------------------------------------------------------------------
Investment activities
----------------------------------------------------------------------------------------
Net investment income (c)                .44          .99         1.08          .77
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.56)       (1.31)        (.95)        (.35)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.12)        (.32)         .13          .42
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.47)       (1.01)       (1.08)        (.74)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.02)        (.04)        (.01)
----------------------------------------------------------------------------------------
From return of capital                    --         (.03)          --         (.04)
----------------------------------------------------------------------------------------
Total distributions                     (.47)       (1.06)       (1.12)        (.79)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.50        $8.09        $9.47       $10.46
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.40)*      (3.34)        1.17         3.92*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $14,550      $14,580      $16,668      $21,461
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .37*         .74          .71          .46*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.84*       11.61        10.72         6.81*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 28.36*       77.43        60.55        50.65
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B, class M and class Y shares. Effective March 19, 2002 the fund began offering class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/ accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002, the value of securities loaned amounted to $413,417. The fund received cash collateral of $451,305 which is pooled with collateral of other Putnam funds into 31 issuers of high grade short-term investments.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2002, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2001, the fund had a capital loss carryover of approximately $569,447,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $ 52,738,000    August 31, 2003
   111,093,000    August 31, 2007
   243,917,000    August 31. 2008
   161,699,000    August 31, 2009

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months February 28, 2002, the fund's expenses were reduced by $95,502 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,866 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received net commissions of $40,448 and $101 from the sale of class A and class M shares, respectively, and received $94,263 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received $5,801 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $471,230,777 and $575,179,881, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,883,880       $  60,457,882
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,095,220          54,277,564
---------------------------------------------------------------------------
                                            14,979,100         114,735,446

Shares
repurchased                                (22,568,265)       (173,440,583)
---------------------------------------------------------------------------
Net decrease                                (7,589,165)      $ (58,705,137)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,175,417       $ 145,926,670
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               14,701,256         125,157,743
---------------------------------------------------------------------------
                                            31,876,673         271,084,413

Shares
repurchased                                (49,845,685)       (427,401,218)
---------------------------------------------------------------------------
Net decrease                               (17,969,012)      $(156,316,805)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,591,617        $ 12,209,737
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  961,769           7,331,909
---------------------------------------------------------------------------
                                             2,553,386          19,541,646

Shares
repurchased                                 (5,857,865)        (44,757,903)
---------------------------------------------------------------------------
Net decrease                                (3,304,479)       $(25,216,257)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,618,491       $  30,639,892
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,125,071          18,041,877
---------------------------------------------------------------------------
                                             5,743,562          48,681,769

Shares
repurchased                                (12,113,377)       (103,329,997)
---------------------------------------------------------------------------
Net decrease                                (6,369,815)      $ (54,648,228)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     45,060         $   346,766
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   40,701             311,493
---------------------------------------------------------------------------
                                                85,761             658,259

Shares
repurchased                                   (142,216)         (1,090,218)
---------------------------------------------------------------------------
Net decrease                                   (56,455)        $  (431,959)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    133,498         $ 1,131,241
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   85,393             727,494
---------------------------------------------------------------------------
                                               218,891           1,858,735

Shares
repurchased                                   (319,462)         (2,756,607)
---------------------------------------------------------------------------
Net decrease                                  (100,571)        $  (897,872)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    235,923         $ 1,777,339
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  107,338             847,796
---------------------------------------------------------------------------
                                               343,261           2,625,135

Shares
repurchased                                   (205,450)         (1,577,430)
---------------------------------------------------------------------------
Net increase                                   137,811         $ 1,047,705
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    410,188         $ 3,468,550
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  201,153           1,710,248
---------------------------------------------------------------------------
                                               611,341           5,178,798

Shares
repurchased                                   (569,682)         (4,946,586)
---------------------------------------------------------------------------
Net increase                                    41,659         $   232,212
---------------------------------------------------------------------------


Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                                   Purchase       Sales       Dividend          Market
Affiliates                             cost        cost         Income           Value
--------------------------------------------------------------------------------------
Delta Funding Residual Exchange
  Co., LLC                            $  --       $  --          $  --     $        --
Delta Funding Residual
  Management, Inc.                       --          --             --              --
PSF Holdings LLC Class A                 --          --             --      18,971,328
Safety Components International,
  Inc.                                   --          --             --       3,704,076
--------------------------------------------------------------------------------------
Total                                 $  --       $  --          $  --     $22,675,404



Note 6
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.

Note 7
Actions by Trustees

On March 15, 2002, the Trustees approved, in principle, the merger of Putnam High Yield Trust II into Putnam High Yield Trust. The transaction is scheduled to occur in later 2002. It is subject to a number of conditions and there is no guarantee it will occur.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin Cronin
Vice President

Stephen Peacher
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


SA034-79269  014/324/2AC  4/02



PUTNAM INVESTMENTS

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Putnam High Yield Trust
Supplement to Semiannual Report dated 2/28/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE

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Total return for periods ended 2/28/02

                                                               NAV
6 months                                                     -1.40%
1 year                                                       -2.73
5 years                                                       2.68
Annual average                                                0.53
10 years                                                     74.22
Annual average                                                5.71
Life of fund (since class A inception, 2/14/78)
Annual average                                                8.98

Share value:                                                   NAV

8/31/01                                                      $8.09
2/28/02                                                      $7.50

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Distributions:     No.       Income      Capital gains      Total

                   6         $0.473            --          $0.473
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.